Advances to suppliers (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 08, 2012 M.SETEK	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. Mr. Baofang Jin	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. Third party individuals	Dec. 31, 2012 Advances to suppliers Supplier concentration risk	Dec. 31, 2011 Advances to suppliers Supplier concentration risk	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier A (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier A (third party)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier B (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier B (third party)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier C (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier C (third party)
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets	12 months
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%							10.00%	10.00%
Outstanding prepayments											759,505	927,255	224,608	445,187	161,925	167,542
Ownership percentage held					32.70%	65.00%		2.30%
Portion of prepayment to be repaid by supplier in cash							69,500
Fair value amount of equity interest in subsidiary to be transferred by supplier				247,000
Impairment of allowance for advance to third party suppliers						96,517
Portion of prepayment to be repaid by supplier in supply of inventory			128,687